Related Party Transactions - Net income (expense) from related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Operating expenses	$ 246,387,000	$ 265,580,000	$ 202,363,000
General and administrative expenses	6,067,000	6,142,000	6,098,000
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	306,915,000	277,084,000	262,797,000
Related Party
Related Party Transaction
Vessel operating expenses	19,028,000	16,507,000	15,828,000
Voyage expenses and commissions	15,000	70,000	59,000
Technical and operational management fee from KNOT to Vessels	12,490,000	10,461,000	9,265,000
Total income (expenses)	(6,736,000)	(1,112,000)	(13,610,000)
Related Party | KNOT Management
Related Party Transaction
General and administrative expenses	1,264,000	1,189,000	1,356,000
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	28,008,000	28,682,000	14,531,000
Related Party | KOAS
Related Party Transaction
General and administrative expenses	826,000	631,000	699,000
Related Party | KOAS UK
Related Party Transaction
General and administrative expenses	68,000	71,000	76,000
Related Party | KNOT
Related Party Transaction
General and administrative expenses	26,000	64,000	59,000
Related Party | Other counterparties
Related Party Transaction
Operating expenses	1,730,000	$ 801,000	$ 799,000
KNOT | Disposal Of Vessels [Member]
Related Party Transaction
Gain from disposal of vessel	$ 703,000